UNCOMPLETED CONTRACTS	6 Months Ended
Jun. 30, 2022
UNCOMPLETED CONTRACTS
UNCOMPLETED CONTRACTS

NOTE 3 – UNCOMPLETED CONTRACTS

Deferred costs and estimated earnings and billings on uncompleted contracts consist of the following as of June 30, 2022 and December 31, 2021:

	2022	2021
Deferred costs	$244,300	$-
Estimated earnings
	244,300	-
Add: billings to date	7,311	-
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$251,611	$-

Deferred costs include permitting costs to fulfill contracts on installations in progress